ACQUISITION (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 06, 2020 USD ($)	Mar. 06, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Subsidy Receivable, Current			¥ 4,567
Subsidy Receivable, Noncurrent			6,577
Ten Tutoring Centers controlled by Beijing Xinganxian | Ambow BSC Inc
Business Acquisition [Line Items]
Purchase price			¥ 3,222
Bay State College Inc | Ambow BSC Inc
Business Acquisition [Line Items]
Purchase price				¥ 5,878
NewSchool
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)	100.00%	100.00%
NewSchool | Ambow NSAD Inc
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)	100.00%	100.00%
Purchase price	$ 1,083	¥ 7,510
Term of subsidiy	four	four